Summary of Significant Accounting Policies - Derivative instruments and Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Outstanding balance of derivative instruments	¥ 0
Fair value gain of derivative instruments	73,824
Inventory Write-down	¥ 0	¥ 0	¥ 0